BlackRock Managed Volatility V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
March 31, 2022
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 0.1%
Howmet Aerospace, Inc. ............... 1,662 $ 59,732
MTU Aero Engines AG ................ 151 34,923
TransDigm Group, Inc.
(a)
............... 155 100,989
195,644
Air Freight & Logistics — 0.1%
Deutsche Post AG (Registered) .......... 373 17,811
DSV A/S .......................... 407 78,004
InPost SA
(a)
........................ 3,322 21,078
116,893
Airlines — 0.1%
(a)
Alaska Air Group, Inc. ................. 364 21,116
American Airlines Group, Inc. ............ 1,881 34,328
United Airlines Holdings, Inc. ............ 941 43,625
99,069
Auto Components — 0.2%
Aptiv plc
(a)
......................... 1,298 155,384
BorgWarner, Inc. .................... 2,311 89,898
Denso Corp. ....................... 900 57,420
Faurecia SE ....................... 65 1,683
Lear Corp. ........................ 267 38,071
Toyota Industries Corp. ................ 400 27,589
370,045
Automobiles — 2.6%
Bayerische Motoren Werke AG .......... 1,285 111,047
Daimler AG (Registered) ............... 2,687 188,599
Ferrari NV ........................ 262 57,079
Ford Motor Co. ..................... 15,935 269,461
General Motors Co.
(a)
................. 5,977 261,434
Honda Motor Co. Ltd. ................. 6,000 170,075
Isuzu Motors Ltd. .................... 2,500 32,295
Mazda Motor Corp.
(a)
................. 1,200 8,821
Nissan Motor Co. Ltd.
(a)
................ 8,500 37,768
Rivian Automotive, Inc., Class A
(a)(b)
........ 2,207 110,880
Stellantis NV ....................... 3,876 62,801
Subaru Corp. ...................... 7,900 125,476
Tesla, Inc.
(a)
........................ 2,979 3,210,171
Toyota Motor Corp. .................. 27,900 503,260
Volkswagen AG ..................... 116 28,654
5,177,821
Banks — 2.8%
Australia & New Zealand Banking Group Ltd. . 8,223 168,498
Banco Bilbao Vizcaya Argentaria SA ....... 12,712 72,585
Banco Santander SA ................. 35,225 119,763
Bank Hapoalim BM .................. 1,970 19,504
Bank Leumi Le-Israel BM .............. 3,105 33,449
Bank of America Corp. ................ 16,012 660,015
Barclays plc ....................... 35,430 68,680
BNP Paribas SA .................... 2,400 137,147
BOC Hong Kong Holdings Ltd. ........... 13,000 48,916
CaixaBank SA ...................... 5,721 19,405
Citigroup, Inc. ...................... 3,531 188,555
Comerica, Inc. ...................... 381 34,454
Commonwealth Bank of Australia ......... 3,987 313,986
Credit Agricole SA
(b)
.................. 2,332 27,864
Danske Bank A/S .................... 2,458 40,889
DBS Group Holdings Ltd. .............. 4,300 112,670
Hang Seng Bank Ltd. ................. 3,200 61,545
HSBC Holdings plc .................. 50,555 345,319
ING Groep NV ...................... 9,166 95,702
Intesa Sanpaolo SpA ................. 20,665 47,297
Security
Shares
Shares Value
Banks (continued)
Israel Discount Bank Ltd., Class A
(a)
....... 796 $ 4,950
Japan Post Bank Co. Ltd.
(b)
............. 2,600 20,880
JPMorgan Chase & Co. ............... 6,932 944,970
KBC Group NV ..................... 423 30,350
Mitsubishi UFJ Financial Group, Inc. ....... 30,200 186,670
Mizrahi Tefahot Bank Ltd. .............. 1,191 46,511
Mizuho Financial Group, Inc. ............ 5,350 68,241
National Australia Bank Ltd. ............. 8,502 204,685
NatWest Group plc ................... 21,676 61,220
Nordea Bank Abp ................... 8,206 84,456
Oversea-Chinese Banking Corp. Ltd. ...... 7,100 64,410
People's United Financial, Inc. ........... 1,244 24,868
Skandinaviska Enskilda Banken AB, Class A . 3,441 37,200
Societe Generale SA ................. 925 24,797
Standard Chartered plc ................ 5,978 39,682
Sumitomo Mitsui Financial Group, Inc. ...... 3,700 116,877
Sumitomo Mitsui Trust Holdings, Inc. ....... 900 29,290
Svenska Handelsbanken AB, Class A ...... 2,426 22,308
Swedbank AB, Class A ................ 1,228 18,341
Truist Financial Corp. ................. 2,403 136,250
UniCredit SpA ...................... 3,775 40,724
United Overseas Bank Ltd. ............. 2,500 58,495
US Bancorp ....................... 2,428 129,048
Wells Fargo & Co. ................... 7,478 362,384
Westpac Banking Corp. ............... 9,073 163,918
Zions Bancorp NA ................... 455 29,830
5,567,598
Beverages — 1.0%
Anheuser-Busch InBev SA/NV ........... 1,952 116,707
Asahi Group Holdings Ltd. .............. 800 29,136
Carlsberg A/S, Class B ................ 199 24,430
Coca-Cola Co. (The) ................. 7,336 454,832
Coca-Cola Europacific Partners plc ........ 2,325 113,018
Coca-Cola HBC AG
(a)
................. 1,567 32,681
Constellation Brands, Inc., Class A ........ 91 20,959
Diageo plc ........................ 6,510 330,217
Heineken Holding NV ................. 765 59,902
Heineken NV ...................... 1,811 173,186
PepsiCo, Inc. ...................... 2,843 475,861
Pernod Ricard SA ................... 696 152,919
Remy Cointreau SA .................. 36 7,424
1,991,272
Biotechnology — 2.0%
AbbVie, Inc. ....................... 6,805 1,103,159
Alnylam Pharmaceuticals, Inc.
(a)
.......... 328 53,559
Amgen, Inc. ....................... 2,337 565,133
Argenx SE
(a)
....................... 89 27,846
Biogen, Inc.
(a)
...................... 760 160,056
BioMarin Pharmaceutical, Inc.
(a)
.......... 755 58,210
CSL Ltd. .......................... 1,215 242,566
Exact Sciences Corp.
(a)
................ 521 36,428
Genmab A/S
(a)
...................... 127 45,866
Gilead Sciences, Inc. ................. 5,637 335,120
Horizon Therapeutics plc
(a)
............. 1,184 124,569
Incyte Corp.
(a)
...................... 1,271 100,943
Moderna , Inc.
(a)
..................... 1,644 283,195
Neurocrine Biosciences, Inc.
(a)
........... 364 34,125
Novavax , Inc.
(a)
..................... 290 21,359
Regeneron Pharmaceuticals, Inc.
(a)
........ 474 331,051
Seagen , Inc.
(a)
...................... 504 72,601
Vertex Pharmaceuticals, Inc.
(a)
........... 1,243 324,386
3,920,172

BlackRock Managed Volatility V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Shares
Shares Value
Building Products — 0.5%
Assa Abloy AB, Class B ............... 2,860 $ 76,876
Carrier Global Corp. .................. 2,183 100,134
Cie de Saint-Gobain .................. 1,224 72,828
Daikin Industries Ltd. ................. 700 127,123
Fortune Brands Home & Security, Inc. ...... 264 19,610
Geberit AG (Registered) ............... 206 126,990
Johnson Controls International plc ........ 1,120 73,438
Kingspan Group plc .................. 430 42,031
Lixil Corp. ......................... 300 5,585
Masco Corp. ....................... 1,886 96,186
Nibe Industrier AB, Class B ............. 4,673 51,798
Rockwool International A/S, Class B ....... 148 48,856
Trane Technologies plc ................ 395 60,317
901,772
Capital Markets — 1.5%
3i Group plc ....................... 1,913 34,592
Abrdn plc ......................... 3,688 10,327
Ameriprise Financial, Inc. .............. 409 122,847
ASX Ltd. ......................... 602 36,620
Bank of New York Mellon Corp. (The) ...... 1,188 58,960
Charles Schwab Corp. (The) ............ 3,310 279,066
CME Group, Inc. .................... 750 178,395
Credit Suisse Group AG (Registered) ...... 4,217 33,197
Daiwa Securities Group, Inc. ............ 5,900 33,375
Deutsche Bank AG (Registered)
(a)
......... 3,983 50,163
Deutsche Boerse AG ................. 543 97,746
EQT AB .......................... 894 34,864
Euronext NV
(c)(d)
..................... 156 14,172
Goldman Sachs Group, Inc. (The) ........ 775 255,827
Hargreaves Lansdown plc .............. 773 10,189
Hong Kong Exchanges & Clearing Ltd. ..... 2,100 98,434
Intercontinental Exchange, Inc. .......... 1,464 193,424
Japan Exchange Group, Inc. ............ 1,400 25,995
London Stock Exchange Group plc ........ 858 89,473
Macquarie Group Ltd. ................. 1,199 181,330
Moody's Corp. ...................... 255 86,040
Morgan Stanley ..................... 3,099 270,853
MSCI, Inc. ........................ 122 61,351
Nomura Holdings, Inc. ................ 11,100 46,684
Northern Trust Corp. .................. 145 16,885
Partners Group Holding AG ............. 31 38,384
S&P Global, Inc. .................... 770 315,839
Schroders plc ...................... 532 22,402
St. James's Place plc ................. 1,499 28,261
State Street Corp. ................... 371 32,321
T. Rowe Price Group, Inc. .............. 160 24,190
UBS Group AG (Registered) ............ 7,414 144,879
2,927,085
Chemicals — 1.3%
Air Liquide SA ...................... 675 118,087
Albemarle Corp. .................... 775 171,391
BASF SE ......................... 2,550 145,505
Croda International plc ................ 301 30,964
DuPont de Nemours, Inc. .............. 2,392 176,003
Ecolab, Inc. ....................... 2,009 354,709
Evonik Industries AG ................. 1,027 28,492
International Flavors & Fragrances, Inc. ..... 2,106 276,581
Linde plc ......................... 1,020 325,819
Nippon Paint Holdings Co. Ltd. ........... 4,400 38,550
Nissan Chemical Corp. ................ 1,100 64,524
Nitto Denko Corp. ................... 400 28,675
Novozymes A/S, Class B ............... 153 10,490
Orica Ltd. ......................... 1,530 18,204
PPG Industries, Inc. .................. 2,159 282,980
Security
Shares
Shares Value
Chemicals (continued)
RPM International, Inc. ................ 350 $ 28,504
Sherwin-Williams Co. (The) ............. 1,052 262,600
Shin-Etsu Chemical Co. Ltd. ............ 700 106,353
Sika AG (Registered) ................. 229 75,766
Symrise AG ....................... 270 32,371
2,576,568
Commercial Services & Supplies — 0.1%
Brambles Ltd. ...................... 3,336 24,618
Rentokil Initial plc .................... 8,845 60,929
Secom Co. Ltd. ..................... 600 43,405
Waste Management, Inc. ............... 500 79,250
208,202
Construction & Engineering — 0.3%
ACS Actividades de Construccion y Servicios
SA ........................... 974 26,258
Bouygues SA ...................... 1,353 47,225
Eiffage SA ........................ 1,098 112,690
Ferrovial SA ....................... 2,651 70,503
Kajima Corp. ....................... 3,300 40,150
Obayashi Corp. ..................... 1,400 10,276
Quanta Services, Inc. ................. 414 54,487
Shimizu Corp. ...................... 1,600 9,602
Taisei Corp. ....................... 1,200 34,643
Vinci SA .......................... 1,997 204,039
609,873
Construction Materials — 0.0%
CRH plc .......................... 1,125 44,871
Holcim Ltd.
(a)
....................... 354 17,217
62,088
Consumer Finance — 0.2%
American Express Co. ................ 1,326 247,962
Capital One Financial Corp. ............. 775 101,750
Discover Financial Services ............. 319 35,150
384,862
Containers & Packaging — 0.0%
Smurfit Kappa Group plc ............... 492 21,853
Diversified Financial Services — 1.3%
Berkshire Hathaway, Inc., Class B
(a)
....... 5,885 2,076,875
Eurazeo SE ....................... 86 7,230
Groupe Bruxelles Lambert SA ........... 961 99,441
Industrivarden AB, Class A ............. 325 9,218
Industrivarden AB, Class C ............. 1,101 30,689
Investor AB, Class A .................. 1,702 39,604
Investor AB, Class B .................. 6,493 141,081
L E Lundbergforetagen AB, Class B ....... 355 18,017
M&G plc .......................... 9,749 28,090
ORIX Corp. ........................ 3,200 63,784
Wendel SE ........................ 90 9,165
2,523,194
Diversified Telecommunication Services — 0.9%
AT&T, Inc. ......................... 26,681 630,472
BT Group plc
(a)
..................... 13,281 31,666
Cellnex Telecom SA
(c)(d)
................ 757 36,430
Deutsche Telekom AG (Registered) ....... 6,470 120,498
Lumen Technologies, Inc. .............. 2,997 33,776
Nippon Telegraph & Telephone Corp. ...... 1,600 46,486
Orange SA ........................ 1,966 23,280
Telefonica SA ...................... 5,627 27,270
Telstra Corp. Ltd. .................... 8,199 24,224

BlackRock Managed Volatility V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Shares
Shares Value
Diversified Telecommunication Services (continued)
Verizon Communications, Inc. ........... 14,574 $ 742,400
1,716,502
Electric Utilities — 2.3%
Chubu Electric Power Co., Inc. ........... 7,800 80,729
CK Infrastructure Holdings Ltd. ........... 21,500 143,724
Constellation Energy Corp.
(a)
............ 3,727 209,644
Edison International .................. 4,938 346,154
Electricite de France SA ............... 3,063 28,750
Elia Group SA/NV ................... 739 112,750
Endesa SA ........................ 4,820 105,094
Enel SpA ......................... 30,065 200,737
Entergy Corp. ...................... 2,616 305,418
Eversource Energy .................. 3,912 344,999
Exelon Corp. ....................... 9,749 464,345
FirstEnergy Corp. ................... 6,685 306,574
Fortum OYJ ....................... 3,043 55,617
Iberdrola SA ....................... 25,876 282,824
Mercury NZ Ltd. ..................... 21,219 87,107
NextEra Energy, Inc. ................. 12,388 1,049,387
Orsted A/S
(c)(d)
...................... 716 89,623
SSE plc .......................... 8,583 196,113
Terna - Rete Elettrica Nazionale .......... 16,113 138,367
Verbund AG ....................... 532 56,181
4,604,137
Electrical Equipment — 0.4%
ABB Ltd. (Registered) ................. 2,717 88,141
Eaton Corp. plc ..................... 519 78,764
Emerson Electric Co. ................. 319 31,278
Fuji Electric Co. Ltd. .................. 200 9,968
Legrand SA ....................... 884 84,048
Mitsubishi Electric Corp. ............... 4,300 49,316
Nidec Corp. ....................... 1,000 78,983
Rockwell Automation, Inc. .............. 143 40,044
Schneider Electric SE ................. 1,271 213,389
Siemens Energy AG
(a)
................. 2,247 51,121
Vestas Wind Systems A/S .............. 2,970 87,124
812,176
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A .............. 1,535 115,662
CDW Corp. ........................ 646 115,563
Cognex Corp. ...................... 308 23,762
Corning, Inc. ....................... 3,779 139,483
Halma plc ......................... 1,127 36,872
Hexagon AB, Class B ................. 1,028 14,403
Hirose Electric Co. Ltd. ................ 400 57,982
IPG Photonics Corp.
(a)
................ 357 39,184
Keyence Corp. ..................... 500 231,851
Kyocera Corp. ...................... 500 27,980
Murata Manufacturing Co. Ltd. ........... 800 52,698
TE Connectivity Ltd. .................. 721 94,437
Teledyne Technologies, Inc.
(a)
............ 216 102,088
Trimble, Inc.
(a)
...................... 1,182 85,270
Venture Corp. Ltd. ................... 2,400 30,929
Zebra Technologies Corp., Class A
(a)
....... 240 99,288
1,267,452
Energy Equipment & Services — 0.3%
Baker Hughes Co. ................... 3,855 140,361
Halliburton Co. ..................... 4,366 165,340
Schlumberger NV ................... 6,013 248,397
Tenaris SA ........................ 1,455 21,856
575,954
Security
Shares
Shares Value
Entertainment — 1.6%
Activision Blizzard, Inc. ................ 2,940 $ 235,523
AMC Entertainment Holdings, Inc., Class A
(a)(b)
5,397 132,982
Bollore SE ........................ 7,175 37,571
Electronic Arts, Inc. .................. 1,082 136,884
Embracer Group AB
(a)
................. 1,203 10,042
Liberty Media Corp. -Liberty Formula One,
Class C
(a)
....................... 1,601 111,814
Live Nation Entertainment, Inc.
(a)(b)
........ 1,528 179,754
Netflix, Inc.
(a)
....................... 2,241 839,456
Nexon Co. Ltd. ..................... 800 19,139
Nintendo Co. Ltd. .................... 300 151,429
Roku, Inc.
(a)
........................ 241 30,190
Sea Ltd., ADR
(a)
..................... 640 76,666
Take-Two Interactive Software, Inc.
(a)
....... 444 68,260
Ubisoft Entertainment SA
(a)
............. 202 8,876
Universal Music Group NV ............. 2,057 54,910
Walt Disney Co. (The)
(a)
............... 7,523 1,031,855
3,125,351
Equity Real Estate Investment Trusts (REITs) — 2.0%
Alexandria Real Estate Equities, Inc. ....... 453 91,166
American Tower Corp. ................ 1,503 377,584
Ascendas REIT ..................... 21,400 46,113
AvalonBay Communities, Inc. ........... 480 119,218
Boston Properties, Inc. ................ 530 68,264
British Land Co. plc (The) .............. 3,170 21,949
CapitaLand Integrated Commercial Trust .... 22,122 36,597
Covivio .......................... 84 6,685
Crown Castle International Corp. ......... 1,399 258,255
Daiwa House REIT Investment Corp. ...... 11 29,656
Dexus ........................... 3,081 25,149
Digital Realty Trust, Inc. ............... 974 138,113
Duke Realty Corp. ................... 1,197 69,498
Equinix , Inc. ....................... 293 217,295
Equity Residential ................... 1,203 108,174
Essex Property Trust, Inc. .............. 192 66,332
Extra Space Storage, Inc. .............. 394 81,006
Federal Realty Investment Trust .......... 204 24,902
Gecina SA ........................ 208 26,214
GLP J- Reit ........................ 17 25,832
Goodman Group .................... 4,252 72,269
GPT Group (The) .................... 3,096 11,942
Healthpeak Properties, Inc. ............. 1,732 59,460
Host Hotels & Resorts, Inc.
(a)
............ 1,000 19,430
Iron Mountain, Inc. ................... 1,128 62,502
Japan Metropolitan Fund Investment Corp. .. 12 10,126
Japan Real Estate Investment Corp. ....... 8 41,901
Kimco Realty Corp. .................. 1,710 42,237
Klepierre SA ....................... 302 8,040
Land Securities Group plc .............. 3,084 31,641
Link REIT ......................... 8,100 68,982
Mid-America Apartment Communities, Inc. ... 380 79,591
Mirvac Group ...................... 2,415 4,478
Nippon Building Fund, Inc. .............. 8 45,383
Nippon Prologis REIT, Inc. .............. 3 8,760
Nomura Real Estate Master Fund, Inc. ..... 13 17,185
Orix JREIT, Inc. ..................... 4 5,425
Prologis, Inc. ....................... 2,360 381,093
Public Storage ...................... 505 197,091
Realty Income Corp. .................. 1,908 132,224
Regency Centers Corp. ............... 302 21,545
SBA Communications Corp. ............ 342 117,682
Scentre Group ...................... 10,526 23,933
Segro plc ......................... 3,824 67,222
Simon Property Group, Inc. ............. 1,095 144,058
Stockland ......................... 3,177 10,068

BlackRock Managed Volatility V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Shares
Shares Value
Equity Real Estate Investment Trusts (REITs) (continued)
UDR, Inc. ......................... 976 $ 55,993
Unibail - Rodamco -Westfield
(a)
............ 217 16,255
Ventas, Inc. ....................... 1,065 65,774
Vornado Realty Trust ................. 316 14,321
Welltower , Inc. ...................... 1,474 141,710
Weyerhaeuser Co. ................... 2,609 98,881
3,915,204
Food Products — 0.5%
Associated British Foods plc ............ 702 15,250
Barry Callebaut AG (Registered) .......... 16 37,511
Danone SA ........................ 1,188 65,629
JDE Peet's NV
(a)
.................... 329 9,437
Kerry Group plc, Class A ............... 268 29,974
Kikkoman Corp. ..................... 500 33,118
Lamb Weston Holdings, Inc. ............ 425 25,462
Nestle SA (Registered) ................ 6,294 818,337
1,034,718
Gas Utilities — 0.3%
APA Group ........................ 15,916 126,498
Atmos Energy Corp. .................. 385 46,004
Hong Kong & China Gas Co. Ltd. ......... 23,732 28,666
Naturgy Energy Group SA .............. 4,056 121,515
Osaka Gas Co. Ltd. .................. 4,500 77,113
Snam SpA ........................ 24,859 143,351
Tokyo Gas Co. Ltd. .................. 2,800 51,260
594,407
Health Care Equipment & Supplies — 1.6%
Abbott Laboratories .................. 6,126 725,073
Alcon, Inc. ........................ 965 76,453
Align Technology, Inc.
(a)
................ 126 54,936
Baxter International, Inc. ............... 2,267 175,783
Becton Dickinson and Co. .............. 683 181,678
Boston Scientific Corp.
(a)
............... 3,371 149,302
Carl Zeiss Meditec AG ................ 104 16,752
Coloplast A/S, Class B ................ 226 34,225
Dexcom , Inc.
(a)
..................... 232 118,691
Edwards Lifesciences Corp.
(a)
........... 1,432 168,575
Hoya Corp. ........................ 800 91,166
IDEXX Laboratories, Inc.
(a)
.............. 144 78,777
Intuitive Surgical, Inc.
(a)
................ 896 270,305
Koninklijke Philips NV ................. 1,742 53,120
Medtronic plc ...................... 3,692 409,627
Olympus Corp. ..................... 2,100 39,801
ResMed , Inc. ...................... 319 77,361
Siemens Healthineers AG
(c)(d)
............ 1,080 66,929
Smith & Nephew plc .................. 1,828 29,074
Stryker Corp. ...................... 843 225,376
Sysmex Corp. ...................... 200 14,486
Terumo Corp. ...................... 1,200 36,310
West Pharmaceutical Services, Inc. ....... 231 94,874
Zimmer Biomet Holdings, Inc. ........... 301 38,498
3,227,172
Health Care Providers & Services — 1.3%
Anthem, Inc. ....................... 709 348,275
Centene Corp.
(a)
.................... 2,481 208,875
Cigna Corp. ....................... 290 69,487
Fresenius Medical Care AG & Co. KGaA .... 587 39,335
Fresenius SE & Co. KGaA .............. 1,093 40,131
Humana, Inc. ...................... 531 231,075
Molina Healthcare, Inc.
(a)
............... 240 80,062
Ramsay Health Care Ltd. .............. 310 15,014
Security
Shares
Shares Value
Health Care Providers & Services (continued)
UnitedHealth Group, Inc. ............... 3,146 $ 1,604,366
2,636,620
Health Care Technology — 0.0%
Cerner Corp. ....................... 446 41,728
M3, Inc. .......................... 700 25,281
67,009
Hotels, Restaurants & Leisure — 0.6%
Booking Holdings, Inc.
(a)
............... 37 86,893
Chipotle Mexican Grill, Inc.
(a)
............ 41 64,863
Compass Group plc
(a)
................. 5,946 127,959
Entain plc
(a)
........................ 891 19,086
Evolution AB
(c)(d)
..................... 463 47,103
Flutter Entertainment plc
(a)
.............. 405 46,674
InterContinental Hotels Group plc
(a)
........ 459 31,044
McDonald's Corp. ................... 1,620 400,594
Norwegian Cruise Line Holdings Ltd.
(a)
...... 1,075 23,521
Oriental Land Co. Ltd. ................ 400 76,562
Penn National Gaming, Inc.
(a)
............ 483 20,489
Sodexo SA
(a)
....................... 203 16,519
Starbucks Corp. ..................... 2,075 188,763
Yum! Brands, Inc. ................... 136 16,120
1,166,190
Household Durables — 1.1%
DR Horton, Inc. ..................... 7,896 588,331
Lennar Corp., Class A ................. 6,493 527,037
NVR, Inc.
(a)
........................ 91 406,521
Panasonic Holdings Corp. .............. 1,200 11,654
PulteGroup, Inc. .................... 8,300 347,770
Sony Group Corp. ................... 2,900 298,340
2,179,653
Household Products — 0.3%
Procter & Gamble Co. (The) ............ 3,310 505,768
Reckitt Benckiser Group plc ............. 1,923 146,698
652,466
Independent Power and Renewable Electricity Producers — 0.1%
EDP Renovaveis SA .................. 4,529 116,444
Meridian Energy Ltd. ................. 18,233 63,525
Uniper SE ......................... 1,257 32,473
212,442
Industrial Conglomerates — 0.4%
3M Co. ........................... 654 97,368
CK Hutchison Holdings Ltd. ............. 15,000 109,686
DCC plc .......................... 961 74,414
Hitachi Ltd. ........................ 2,200 110,097
Investment AB Latour , Class B ........... 138 4,381
Keppel Corp. Ltd. .................... 5,100 24,048
Lifco AB, Class B
(b)
................... 1,120 28,432
Siemens AG ....................... 1,841 254,918
Smiths Group plc .................... 1,038 19,666
Toshiba Corp. ...................... 1,200 45,592
768,602
Insurance — 3.0%
Admiral Group plc ................... 757 25,386
Aegon NV ......................... 1,148 6,086
Aflac, Inc. ......................... 234 15,067
AIA Group Ltd. ..................... 30,000 313,257
Alleghany Corp.
(a)
.................... 92 77,924
Allianz SE (Registered) ................ 1,179 281,555
Allstate Corp. (The) .................. 1,862 257,906
American Financial Group, Inc. .......... 541 78,780
American International Group, Inc. ........ 850 53,354

BlackRock Managed Volatility V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Shares
Shares Value
Insurance (continued)
Aon plc, Class A .................... 1,281 $ 417,132
Arch Capital Group Ltd.
(a)
.............. 2,233 108,122
Arthur J Gallagher & Co. ............... 1,539 268,709
Assicurazioni Generali SpA ............. 1,724 39,432
Assurant, Inc. ...................... 152 27,638
Aviva plc ......................... 13,638 80,695
AXA SA .......................... 5,751 168,357
Brown & Brown, Inc. .................. 2,269 163,981
Cincinnati Financial Corp. .............. 892 121,276
CNP Assurances .................... 858 20,656
Dai-ichi Life Holdings, Inc. .............. 2,300 46,738
Erie Indemnity Co., Class A ............. 290 51,078
Everest Re Group Ltd. ................ 404 121,758
Fidelity National Financial, Inc. ........... 715 34,921
Hannover Rueck SE .................. 290 49,265
Hartford Financial Services Group, Inc. (The) . 1,453 104,340
Insurance Australia Group Ltd. ........... 4,656 15,238
Japan Post Holdings Co. Ltd.
(a)
........... 9,400 69,036
Legal & General Group plc ............. 14,897 52,816
Loews Corp. ....................... 2,011 130,353
Markel Corp.
(a)
...................... 48 70,812
Marsh & McLennan Cos., Inc. ........... 2,039 347,486
Medibank Pvt Ltd. ................... 6,074 13,955
MetLife, Inc. ....................... 833 58,543
MS&AD Insurance Group Holdings, Inc. .... 1,700 55,195
Muenchener Rueckversicherungs-Gesellschaft
AG (Registered) .................. 499 133,402
NN Group NV ...................... 909 46,067
Phoenix Group Holdings plc ............ 3,275 26,239
Progressive Corp. (The) ............... 3,629 413,670
Prudential Financial, Inc. ............... 527 62,276
Prudential plc ...................... 6,028 88,993
QBE Insurance Group Ltd. ............. 3,163 27,124
Sampo OYJ, Class A ................. 1,795 87,711
Sompo Holdings, Inc. ................. 1,100 48,334
Suncorp Group Ltd. .................. 6,796 56,337
Swiss Life Holding AG (Registered) ........ 50 32,040
Swiss Re AG ....................... 719 68,444
Tokio Marine Holdings, Inc. ............. 2,000 116,386
Travelers Cos., Inc. (The) .............. 1,634 298,581
Tryg A/S .......................... 2,596 63,121
Willis Towers Watson plc ............... 892 210,708
WR Berkley Corp. ................... 2,182 145,299
Zurich Insurance Group AG ............. 386 190,645
5,862,224
Interactive Media & Services — 3.2%
Alphabet, Inc., Class A
(a)
............... 857 2,383,617
Alphabet, Inc., Class C
(a)
............... 798 2,228,806
Auto Trader Group plc
(c)(d)
.............. 4,059 33,508
Match Group, Inc.
(a)
.................. 688 74,813
Meta platforms, Inc., Class A
(a)
........... 6,749 1,500,708
Twitter, Inc.
(a)
....................... 2,158 83,493
Z Holdings Corp. .................... 6,100 26,371
6,331,316
Internet & Direct Marketing Retail — 1.6%
(a)
Amazon.com, Inc. ................... 974 3,175,191
Prosus NV ........................ 971 52,364
3,227,555
IT Services — 2.4%
Accenture plc, Class A
(b)
............... 1,747 589,141
Adyen NV
(a)(c)(d)
..................... 37 73,286
Akamai Technologies, Inc.
(a)
............. 251 29,967
Amadeus IT Group SA
(a)
............... 844 54,875
Security
Shares
Shares Value
IT Services (continued)
Automatic Data Processing, Inc. .......... 1,033 $ 235,049
Bechtle AG ........................ 255 14,357
Broadridge Financial Solutions, Inc. ....... 252 39,239
Capgemini SE ...................... 296 65,683
Cognizant Technology Solutions Corp., Class A 1,444 129,483
DXC Technology Co.
(a)
................ 733 23,918
EPAM Systems, Inc.
(a)
................. 121 35,890
Fidelity National Information Services, Inc. ... 1,523 152,940
Fiserv, Inc.
(a)
....................... 1,604 162,646
Fujitsu Ltd. ........................ 500 74,913
Gartner, Inc.
(a)
...................... 228 67,821
Global Payments, Inc. ................ 788 107,830
International Business Machines Corp. ..... 2,512 326,610
Itochu Techno-Solutions Corp. ........... 300 7,663
Jack Henry & Associates, Inc. ........... 119 23,449
Mastercard , Inc., Class A ............... 2,458 878,440
NEC Corp. ........................ 500 21,005
Nomura Research Institute Ltd. .......... 1,700 55,466
NTT Data Corp. ..................... 2,300 45,200
Obic Co. Ltd. ....................... 300 44,933
Paychex, Inc. ...................... 852 116,272
PayPal Holdings, Inc.
(a)
................ 3,201 370,196
Square, Inc., Class A
(a)
................ 172 23,323
Visa, Inc., Class A ................... 4,786 1,061,391
Wix.com Ltd.
(a)
...................... 186 19,430
4,850,416
Leisure Products — 0.0%
Bandai Namco Holdings, Inc. ............ 200 15,166
Shimano, Inc. ...................... 100 22,901
38,067
Life Sciences Tools & Services — 1.5%
10X Genomics, Inc., Class A
(a)
........... 209 15,899
Agilent Technologies, Inc. .............. 1,264 167,265
Avantor , Inc.
(a)
...................... 1,737 58,745
Bio-Rad Laboratories, Inc., Class A
(a)
....... 136 76,599
Bio- Techne Corp. .................... 173 74,916
Charles River Laboratories International, Inc.
(a)
191 54,238
Danaher Corp. ..................... 2,324 681,699
Eurofins Scientific SE ................. 259 25,621
Illumina, Inc.
(a)
...................... 702 245,279
IQVIA Holdings, Inc.
(a)
................. 859 198,609
Lonza Group AG (Registered) ........... 152 110,140
Mettler -Toledo International, Inc.
(a)
........ 99 135,946
PerkinElmer, Inc. .................... 640 111,654
QIAGEN NV
(a)
...................... 1,030 50,542
Sartorius Stedim Biotech ............... 64 26,203
Thermo Fisher Scientific, Inc. ............ 1,512 893,063
Waters Corp.
(a)
..................... 265 82,253
3,008,671
Machinery — 1.9%
Alstom SA ........................ 819 19,164
Atlas Copco AB, Class A ............... 1,524 79,105
Atlas Copco AB, Class B ............... 1,466 66,482
Caterpillar, Inc. ..................... 2,047 456,113
Cummins, Inc. ...................... 1,231 252,490
Daifuku Co. Ltd. ..................... 300 21,405
Daimler Truck Holding AG
(a)
............. 497 13,784
Deere & Co. ....................... 1,658 688,833
Dover Corp. ....................... 554 86,923
Epiroc AB, Class A ................... 5,326 113,917
Epiroc AB, Class B ................... 822 14,841
FANUC Corp. ...................... 300 52,653
Fortive Corp. ....................... 1,110 67,632

BlackRock Managed Volatility V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Shares
Shares Value
Machinery (continued)
IDEX Corp. ........................ 196 $ 37,579
Illinois Tool Works, Inc. ................ 1,259 263,635
Ingersoll Rand, Inc. .................. 1,417 71,346
Komatsu Ltd. ...................... 1,700 40,843
Kone OYJ, Class B .................. 1,222 63,947
Kubota Corp. ...................... 1,600 29,991
Makita Corp. ....................... 900 28,797
Mitsubishi Heavy Industries Ltd. .......... 800 26,261
Nordson Corp. ...................... 215 48,822
Otis Worldwide Corp. ................. 1,170 90,032
PACCAR, Inc. ...................... 3,088 271,960
Parker-Hannifin Corp. ................. 432 122,584
Pentair plc ........................ 474 25,696
Sandvik AB ........................ 3,341 70,972
Schindler Holding AG (Registered) ........ 97 20,670
SMC Corp. ........................ 100 55,899
Snap-on, Inc. ...................... 75 15,411
Spirax-Sarco Engineering plc ............ 183 29,917
Stanley Black & Decker, Inc. ............ 602 84,154
Techtronic Industries Co. Ltd. ............ 4,000 64,086
Volvo AB, Class A ................... 544 10,420
Volvo AB, Class B ................... 2,846 53,093
Westinghouse Air Brake Technologies Corp. .. 2,591 249,176
Xylem, Inc. ........................ 857 73,068
Yaskawa Electric Corp. ................ 400 15,590
3,797,291
Marine — 0.0%
AP Moller - Maersk A/S, Class A .......... 14 41,333
AP Moller - Maersk A/S, Class B .......... 6 18,030
Nippon Yusen KK .................... 100 8,748
68,111
Media — 1.6%
Cable One, Inc. ..................... 51 74,676
Charter Communications, Inc., Class A
(a)
.... 850 463,692
Comcast Corp., Class A ............... 22,286 1,043,431
DISH Network Corp., Class A
(a)
.......... 2,626 83,113
Fox Corp., Class A ................... 2,889 113,971
Fox Corp., Class B ................... 2,156 78,220
Informa plc
(a)
....................... 3,335 26,130
Interpublic Group of Cos., Inc. (The) ....... 3,439 121,913
Liberty Broadband Corp., Class A
(a)
........ 245 32,110
Liberty Broadband Corp., Class C
(a)
....... 838 113,398
Liberty Media Corp.-Liberty SiriusXM , Class A
(a)
1,150 52,566
Liberty Media Corp.-Liberty SiriusXM , Class C
(a)
1,978 90,454
News Corp., Class A .................. 2,421 53,625
News Corp., Class B ................. 356 8,017
Omnicom Group, Inc.
(b)
................ 1,795 152,360
Paramount Global, Class B
(b)
............ 5,420 204,930
Pearson plc ....................... 1,523 14,933
Publicis Groupe SA .................. 642 38,965
Sirius XM Holdings, Inc.
(b)
.............. 22,209 147,024
Vivendi SE ........................ 4,811 62,853
Warner Bros Discovery, Inc., Class A
(a)
..... 2,566 63,945
Warner Bros Discovery, Inc., Class C
(a)
..... 3,987 99,555
WPP plc .......................... 3,212 42,039
3,181,920
Metals & Mining — 0.8%
Antofagasta plc ..................... 1,468 31,898
ArcelorMittal SA ..................... 869 27,838
BlueScope Steel Ltd. ................. 3,727 57,955
Boliden AB ........................ 2,836 143,063
Evolution Mining Ltd. ................. 5,798 19,136
EVRAZ CASH ASSENTED ............. 2,637 26
Security
Shares
Shares Value
Metals & Mining (continued)
Fortescue Metals Group Ltd. ............ 3,364 $ 51,711
Glencore plc
(a)
...................... 46,059 299,692
Newmont Corp. ..................... 1,905 151,352
Nippon Steel Corp. ................... 1,400 24,702
Norsk Hydro ASA .................... 6,657 64,679
Northern Star Resources Ltd. ............ 3,554 28,672
Nucor Corp. ....................... 343 50,987
Rio Tinto Ltd. ...................... 1,586 141,789
Rio Tinto plc ....................... 4,174 333,697
South32 Ltd. ....................... 30,482 115,871
Sumitomo Metal Mining Co. Ltd. .......... 2,100 106,394
1,649,462
Multi-Utilities — 1.1%
Consolidated Edison, Inc. .............. 4,516 427,575
E.ON SE ......................... 14,373 166,988
Engie SA ......................... 9,287 122,096
National Grid plc .................... 23,002 353,500
Public Service Enterprise Group, Inc. ...... 8,400 588,000
Sempra Energy ..................... 2,827 475,275
Veolia Environnement SA .............. 3,602 115,492
2,248,926
Oil, Gas & Consumable Fuels — 2.9%
Ampol Ltd. ........................ 1,777 40,370
APA Corp. ........................ 1,056 43,644
BP plc ........................... 60,980 298,947
Chevron Corp.
(b)
.................... 6,379 1,038,693
ConocoPhillips ..................... 3,932 393,200
Coterra Energy, Inc. .................. 1,841 49,652
Devon Energy Corp. .................. 1,721 101,763
Diamondback Energy, Inc. .............. 422 57,848
ENEOS Holdings, Inc. ................ 22,600 84,495
Eni SpA .......................... 7,414 108,120
EOG Resources, Inc. ................. 1,612 192,199
Equinor ASA ....................... 2,086 77,884
Exxon Mobil Corp. ................... 12,298 1,015,692
Galp Energia SGPS SA ............... 8,176 103,367
Hess Corp. ........................ 735 78,674
Idemitsu Kosan Co. Ltd. ............... 1,100 30,322
Inpex Corp. ........................ 2,300 27,042
Kinder Morgan, Inc. .................. 5,372 101,584
Lundin Energy AB ................... 752 31,564
Marathon Oil Corp. ................... 2,262 56,799
Marathon Petroleum Corp. ............. 1,696 145,008
Neste OYJ ........................ 1,715 78,192
Occidental Petroleum Corp. ............. 2,985 169,369
OMV AG ......................... 593 28,335
ONEOK, Inc. ....................... 1,229 86,804
Phillips 66 ......................... 1,207 104,273
Pioneer Natural Resources Co. .......... 748 187,022
Repsol SA ........................ 7,475 97,916
Santos Ltd. ........................ 11,137 64,570
TOTAL SE ........................ 8,117 410,717
Valero Energy Corp. .................. 1,479 150,178
Williams Cos., Inc. (The) ............... 7,099 237,178
Woodside Petroleum Ltd. .............. 3,076 73,921
5,765,342
Personal Products — 0.3%
L'Oreal SA ........................ 647 258,441
Unilever plc ........................ 7,085 321,679
580,120
Pharmaceuticals — 5.6%
Astellas Pharma, Inc. ................. 5,300 82,812
AstraZeneca plc .................... 3,721 493,453

BlackRock Managed Volatility V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Shares
Shares Value
Pharmaceuticals (continued)
Bristol-Myers Squibb Co. ............... 12,830 $ 936,975
Catalent , Inc.
(a)
..................... 1,849 205,054
Chugai Pharmaceutical Co. Ltd. .......... 1,900 63,400
Daiichi Sankyo Co. Ltd. ................ 4,200 91,715
Eisai Co. Ltd. ...................... 600 27,797
Elanco Animal Health, Inc.
(a)
............. 4,793 125,049
Eli Lilly & Co. ...................... 4,401 1,260,314
GlaxoSmithKline plc .................. 13,249 286,668
Hikma Pharmaceuticals plc ............. 246 6,637
Jazz Pharmaceuticals plc
(a)
............. 662 103,053
Johnson & Johnson .................. 10,464 1,854,535
Kyowa Kirin Co. Ltd. .................. 900 20,937
Merck & Co., Inc. .................... 13,445 1,103,162
Merck KGaA ....................... 459 95,855
Novartis AG (Registered) .............. 4,612 404,895
Novo Nordisk A/S, Class B ............. 3,732 413,939
Ono Pharmaceutical Co. Ltd. ............ 1,400 35,092
Organon & Co. ..................... 737 25,743
Otsuka Holdings Co. Ltd. .............. 1,500 51,822
Pfizer, Inc. ........................ 27,592 1,428,438
Roche Holding AG ................... 1,625 648,120
Royalty Pharma plc, Class A ............ 1,533 59,726
Sanofi ........................... 2,658 271,753
Shionogi & Co. Ltd. .................. 500 30,722
Takeda Pharmaceutical Co. Ltd. .......... 5,200 148,160
Teva Pharmaceutical Industries Ltd., ADR
(a)
.. 2,922 27,438
UCB SA .......................... 184 22,006
Viatris , Inc. ........................ 15,276 166,203
Zoetis, Inc. ........................ 3,089 582,554
11,074,027
Professional Services — 0.4%
Adecco Group AG (Registered) .......... 517 23,452
Equifax, Inc. ....................... 247 58,564
Experian plc ....................... 1,543 59,445
Nielsen Holdings plc .................. 1,043 28,411
Persol Holdings Co. Ltd. ............... 3,700 82,903
Randstad NV ...................... 922 55,463
Recruit Holdings Co. Ltd. .............. 3,200 139,030
RELX plc ......................... 6,656 207,120
Teleperformance .................... 142 54,088
Verisk Analytics, Inc. .................. 95 20,390
Wolters Kluwer NV ................... 407 43,389
772,255
Real Estate Management & Development — 0.4%
Aroundtown SA ..................... 3,354 19,166
Azrieli Group Ltd. .................... 484 42,522
Capitaland Investment Ltd.
(a)
............ 11,900 34,868
CBRE Group, Inc., Class A
(a)
............ 1,071 98,018
CK Asset Holdings Ltd. ................ 8,000 54,683
Daito Trust Construction Co. Ltd. ......... 100 10,614
Daiwa House Industry Co. Ltd. ........... 1,300 33,889
ESR Cayman Ltd.
(a)(c)(d)
................ 6,800 21,073
Hang Lung Properties Ltd. .............. 3,000 6,047
Henderson Land Development Co. Ltd. ..... 10,000 41,510
Hongkong Land Holdings Ltd. ........... 3,900 19,055
LEG Immobilien SE .................. 276 31,430
Mitsubishi Estate Co. Ltd. .............. 3,900 58,073
Mitsui Fudosan Co. Ltd. ............... 2,400 51,366
New World Development Co. Ltd. ......... 11,000 44,629
Sumitomo Realty & Development Co. Ltd. ... 600 16,605
Sun Hung Kai Properties Ltd. ............ 5,500 65,436
Swire Pacific Ltd., Class A .............. 500 3,041
Swire Properties Ltd. ................. 7,800 19,275
Swiss Prime Site AG (Registered) ......... 266 26,234
Security
Shares
Shares Value
Real Estate Management & Development (continued)
UOL Group Ltd. ..................... 5,600 $ 28,995
Vonovia SE ........................ 2,229 103,895
Wharf Real Estate Investment Co. Ltd. ..... 3,000 14,827
845,251
Road & Rail — 0.6%
CSX Corp. ........................ 7,000 262,150
JB Hunt Transport Services, Inc. ......... 169 33,934
Lyft, Inc., Class A
(a)
................... 516 19,815
MTR Corp. Ltd. ..................... 8,000 43,082
Norfolk Southern Corp. ................ 727 207,355
Old Dominion Freight Line, Inc. .......... 252 75,267
Uber Technologies, Inc.
(a)
.............. 1,288 45,956
Union Pacific Corp. .................. 2,078 567,730
1,255,289
Semiconductors & Semiconductor Equipment — 3.9%
Advanced Micro Devices, Inc.
(a)
.......... 4,049 442,718
Analog Devices, Inc. .................. 1,362 224,975
Applied Materials, Inc. ................ 3,517 463,540
ASM International NV ................. 75 27,310
ASML Holding NV ................... 1,085 725,021
Broadcom, Inc. ..................... 1,244 783,322
Enphase Energy, Inc.
(a)
................ 497 100,285
Entegris , Inc. ....................... 438 57,492
Infineon Technologies AG .............. 3,071 103,892
Intel Corp. ........................ 9,409 466,310
KLA Corp. ......................... 446 163,263
Lam Research Corp. ................. 621 333,856
Lasertec Corp. ..................... 300 49,909
Microchip Technology, Inc. .............. 904 67,926
Micron Technology, Inc. ................ 1,839 143,240
Monolithic Power Systems, Inc. .......... 48 23,313
NVIDIA Corp. ...................... 6,702 1,828,708
NXP Semiconductors NV .............. 880 162,870
QUALCOMM, Inc. ................... 3,027 462,586
Renesas Electronics Corp.
(a)
............ 3,700 42,872
Rohm Co. Ltd. ...................... 300 23,292
Skyworks Solutions, Inc. ............... 290 38,651
SolarEdge Technologies, Inc.
(a)
........... 249 80,270
STMicroelectronics NV ................ 1,377 59,850
Teradyne, Inc. ...................... 413 48,829
Texas Instruments, Inc. ................ 2,458 450,994
Tokyo Electron Ltd. .................. 500 256,780
7,632,074
Software — 6.3%
Adobe, Inc.
(a)
....................... 1,579 719,424
ANSYS, Inc.
(a)
...................... 419 133,095
Autodesk, Inc.
(a)
..................... 884 189,485
Bentley Systems, Inc., Class B ........... 180 7,952
Bill.com Holdings, Inc.
(a)
............... 145 32,885
Cadence Design Systems, Inc.
(a)
......... 1,011 166,269
Ceridian HCM Holding, Inc.
(a)
............ 520 35,547
Check Point Software Technologies Ltd.
(a)
... 497 68,715
Citrix Systems, Inc. .................. 577 58,219
Crowdstrike Holdings, Inc., Class A
(a)
....... 202 45,870
CyberArk Software Ltd.
(a)
............... 129 21,769
Dassault Systemes SE ................ 1,633 80,227
Datadog , Inc., Class A
(a)
............... 315 47,713
DocuSign, Inc.
(a)
.................... 173 18,532
Dynatrace , Inc.
(a)
.................... 1,461 68,813
Fair Isaac Corp.
(a)
.................... 36 16,793
Fortinet, Inc.
(a)
...................... 571 195,134
HubSpot , Inc.
(a)
..................... 79 37,520
Intuit, Inc. ......................... 1,012 486,610

BlackRock Managed Volatility V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Shares
Shares Value
Software (continued)
Microsoft Corp. ..................... 22,552 $ 6,953,007
Nice Ltd.
(a)
........................ 355 77,648
NortonLifeLock , Inc. .................. 2,505 66,433
Oracle Corp. ....................... 5,953 492,492
Palantir Technologies, Inc., Class A
(a)
...... 2,366 32,485
Palo Alto Networks, Inc.
(a)
.............. 109 67,854
Paycom Software, Inc.
(a)
............... 207 71,701
PTC, Inc.
(a)
........................ 468 50,413
Sage Group plc (The) ................. 5,110 46,821
salesforce.com, Inc.
(a)
................. 3,355 712,334
SAP SE .......................... 2,700 299,236
ServiceNow , Inc.
(a)
................... 885 492,848
Sinch AB
(a)(c)(d)
...................... 964 6,538
Splunk , Inc.
(a)
...................... 192 28,533
SS&C Technologies Holdings, Inc. ........ 674 50,563
Synopsys, Inc.
(a)
.................... 492 163,969
Temenos AG (Registered) .............. 148 14,236
Trade Desk, Inc. (The), Class A
(a)
......... 550 38,087
Trend Micro, Inc. .................... 900 52,558
Tyler Technologies, Inc.
(a)
.............. 160 71,182
Unity Software, Inc.
(a)
................. 251 24,902
VMware, Inc., Class A ................. 368 41,904
WiseTech Global Ltd. ................. 613 23,073
Workday, Inc., Class A
(a)
............... 200 47,892
Xero Ltd.
(a)
........................ 850 64,420
Zendesk , Inc.
(a)
..................... 205 24,659
Zoom Video Communications, Inc., Class A
(a)
. 248 29,073
Zscaler , Inc.
(a)
...................... 225 54,288
12,529,721
Specialty Retail — 0.1%
Home Depot, Inc. (The) ............... 420 125,719
Technology Hardware, Storage & Peripherals — 4.6%
Apple, Inc. ........................ 48,285 8,431,044
Brother Industries Ltd. ................ 900 16,367
Canon, Inc. ........................ 3,400 82,871
Dell Technologies, Inc., Class C
(a)
......... 736 36,940
FUJIFILM Holdings Corp. .............. 1,300 79,352
Hewlett Packard Enterprise Co. .......... 5,066 84,653
HP, Inc.
(b)
......................... 5,344 193,987
NetApp, Inc. ....................... 1,174 97,442
Ricoh Co. Ltd. ...................... 1,800 15,588
Seagate Technology Holdings plc ......... 605 54,389
9,092,633
Textiles, Apparel & Luxury Goods — 0.6%
adidas AG ........................ 320 74,568
EssilorLuxottica SA .................. 564 103,150
Hermes International ................. 45 63,691
Kering SA ......................... 120 75,759
LVMH Moet Hennessy Louis Vuitton SE ..... 603 430,421
NIKE, Inc., Class B .................. 1,685 226,734
Pandora A/S ....................... 289 27,531
Puma SE ......................... 209 17,774
PVH Corp. ........................ 207 15,858
Ralph Lauren Corp. .................. 142 16,109
Tapestry, Inc. ....................... 800 29,720
Under Armour , Inc., Class A
(a)
............ 551 9,378
Under Armour , Inc., Class C
(a)
........... 628 9,772
1,100,465
Trading Companies & Distributors — 0.6%
AerCap Holdings NV
(a)
................ 263 13,224
Ashtead Group plc ................... 673 42,375
Brenntag SE ....................... 261 21,045
Bunzl plc ......................... 911 35,329
Security
Shares
Shares Value
Trading Companies & Distributors (continued)
Fastenal Co. ....................... 3,579 $ 212,593
Ferguson plc ....................... 131 17,748
ITOCHU Corp. ..................... 3,300 111,626
Mitsubishi Corp. ..................... 2,600 97,569
Mitsui & Co. Ltd. .................... 6,000 162,871
MonotaRO Co. Ltd. .................. 1,200 25,755
Sumitomo Corp. .................... 3,900 67,543
United Rentals, Inc.
(a)
................. 444 157,713
WW Grainger, Inc. ................... 262 135,137
1,100,528
Transportation Infrastructure — 0.0%
Transurban Group ................... 4,384 44,296
Water Utilities — 0.5%
American Water Works Co., Inc. .......... 2,678 443,289
Essential Utilities, Inc. ................. 4,067 207,946
Severn Trent plc .................... 4,953 199,627
United Utilities Group plc ............... 11,749 173,010
1,023,872
Wireless Telecommunication Services — 0.5%
KDDI Corp. ........................ 3,000 98,360
SoftBank Corp. ..................... 5,800 67,646
SoftBank Group Corp. ................ 2,100 93,890
T-Mobile US, Inc.
(a)
................... 4,119 528,674
Vodafone Group plc .................. 66,098 108,387
896,957
Total Common Stocks — 72.8%
(Cost: $126,454,342) .............................. 144,312,574
Par (000)
Par (000)
Corporate Bonds
Diversified Telecommunication Services — 0.0%
AT&T, Inc., 7.13%, 12/15/31 ........... USD 25 30,931
Total Corporate Bonds — 0.0%
(Cost: $29,260) ................................. 30,931
Beneficial Interest
(000)
Other Interests
(e)
Capital Markets — 0.0%
Lehman Brothers Holdings, Inc.
(a)(f)(g)
....... 25 —
Total Other Interests — 0.0%
(Cost: $0) ..................................... —
Shares
Shares
Preferred Stocks
Automobiles — 0.2%
Bayerische Motoren Werke AG (Preference) .. 280 21,688
Porsche Automobil Holding SE (Preference) .. 619 59,544
Volkswagen AG (Preference) ............ 480 82,489
163,721
Chemicals — 0.0%
Fuchs Petrolub SE (Preference) .......... 1,571 56,998
Health Care Equipment & Supplies — 0.0%
Sartorius AG (Preference) .............. 71 31,336
Total Preferred Stocks — 0.2%
(Cost: $299,711) ................................. 252,055

BlackRock Managed Volatility V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Shares
Shares Value
Rights
Electric Utilities — 0.0%
Electricite de France SA(Expires 04/01/22) ... 3,063 $ 1,113
Total Rights — 0.0%
(Cost: $0) ..................................... 1,113
Warrants
Oil, Gas & Consumable Fuels — 0.0%
Occidental Petroleum Corp. (Issued/exercisable
07/06/20, 1 share for 1 warrant, Expires
08/03/27, Strike Price USD 22.00)
(a)
..... 392 13,810
Total Warrants — 0.0%
(Cost: $1,941) .................................. 13,810
Total Long-Term Investments — 73.0%
(Cost: $126,785,254) .............................. 144,610,483
Security
Shares
Shares Value
Short-Term Securities
(h)(i)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.21% .................... 4,183,589 $ 4,183,589
SL Liquidity Series, LLC, Money Market Series,
0.42%
(j)
........................ 1,776,703 1,776,169
Total Short-Term Securities — 3.0%
(Cost: $5,959,590) ............................... 5,959,758
Total Investments — 76.0%
(Cost: $132,744,844 ) .............................. 150,570,241
Other Assets Less Liabilities — 24.0% ................... 47,592,905
Net Assets — 100.0% ............................... $ 198,163,146
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(f)
Issuer filed for bankruptcy and/or is in default.
(g)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(h)
Affiliate of the Fund.
(i)
Annualized 7-day yield as of period end.
(j)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/21
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/22
Shares
Held at
03/31/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 3,765,116 $ 418,473 $ — $ — $ — $ 4,183,589 4,183,589 $ 105 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 770,525 1,006,868 — (1,392) 168 1,776,169 1,776,703 1,565
(b)
—
$ (1,392) $ 168 $ 5,959,758 $ 1,670 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Managed Volatility V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2022
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
OMX Stockholm 30 Index .................................................... 113 04/13/22 $ 2,489 $ 14,886
CAC 40 10 Euro Index ...................................................... 270 04/14/22 19,771 820,373
IBEX 35 Index ............................................................ 20 04/14/22 1,852 32,352
MSCI Singapore Index ...................................................... 468 04/28/22 11,495 66,773
SGX NIFTY 50 Index ....................................................... 83 04/28/22 2,889 16,969
Euro-Bund .............................................................. 601 06/08/22 105,486 (3,788,919)
TOPIX Index ............................................................. 84 06/09/22 13,300 1,128,710
Australia 10 Year Bonds ..................................................... 163 06/15/22 15,459 (45,616)
S&P/TSX 60 Index ......................................................... 3 06/16/22 632 9,869
SPI 200 Index ............................................................ 126 06/16/22 17,550 633,454
DAX Index .............................................................. 76 06/17/22 30,153 786,357
FTSE 100 Index .......................................................... 70 06/17/22 6,848 201,462
FTSE/MIB Index .......................................................... 104 06/17/22 13,933 404,672
Mini-DAX Index ........................................................... 13 06/17/22 1,032 32,557
S&P 500 E-Mini Index ...................................................... 16 06/17/22 3,625 201,079
WIG20 Index ............................................................ 253 06/17/22 2,590 157,883
Long Gilt ............................................................... 4 06/28/22 637 494
673,355
Short Contracts
Amsterdam Exchange Index .................................................. 22 04/14/22 3,505 (121,026)
IBEX 35 Index ............................................................ 326 04/14/22 30,187 (608,949)
FTSE China A50 Index ...................................................... 39 04/28/22 533 (11,307)
Euro- Buxl ............................................................... 70 06/08/22 14,419 1,410,927
TOPIX Index ............................................................. 61 06/09/22 9,658 (507,942)
FTSE/JSE Top 40 Index ..................................................... 14 06/15/22 657 (25,498)
MSCI EAFE E-Mini Index .................................................... 344 06/17/22 36,884 (2,068,984)
S&P 500 E-Mini Index ...................................................... 618 06/17/22 140,000 (7,670,035)
Canada 10 Year Bond ...................................................... 105 06/21/22 10,966 172,678
U.S. Treasury 10 Year Note ................................................... 463 06/21/22 56,840 38,195
U.S. Treasury Ultra Bond .................................................... 46 06/21/22 8,155 303,493
SET50 Index ............................................................. 1,278 06/29/22 7,787 (31,871)
U.S. Treasury 5 Year Note .................................................... 313 06/30/22 35,853 1,189,878
(7,930,441)
$ (7,257,086)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
AUD 7,176,000 USD 5,267,902 Goldman Sachs International 06/15/22 $ 108,691
AUD 432,000 USD 314,929 Morgan Stanley & Co. International plc 06/15/22 8,746
CAD 5,993,000 USD 4,684,080 Goldman Sachs International 06/15/22 108,860
CAD 953,000 USD 746,285 Morgan Stanley & Co. International plc 06/15/22 15,883
CLP 304,770,000 USD 372,124 Bank of America NA 06/15/22 10,395
CLP 1,129,521,000 USD 1,387,765 Morgan Stanley & Co. International plc 06/15/22 29,906
EUR 518,000 USD 565,491 HSBC Bank plc 06/15/22 9,169
EUR 1,346,000 USD 1,484,823 Morgan Stanley & Co. International plc 06/15/22 8,407
GBP 664,000 USD 868,975 JPMorgan Chase Bank NA 06/15/22 3,038
KRW 969,484,000 USD 784,934 BNP Paribas SA 06/15/22 12,561
KRW 982,088,000 USD 793,660 UBS AG 06/15/22 14,203
MXN 15,924,000 USD 779,815 Goldman Sachs International 06/15/22 10,267
MXN 60,839,000 USD 2,890,884 Natwest Markets plc 06/15/22 127,694
NZD 116,000 USD 78,540 Morgan Stanley & Co. International plc 06/15/22 1,752
SEK 1,001,000 USD 103,484 Goldman Sachs International 06/15/22 3,178
SGD 163,000 USD 120,186 BNP Paribas SA 06/15/22 77

BlackRock Managed Volatility V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2022
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
SGD 950,000 USD 700,797 JPMorgan Chase Bank NA 06/15/22 $ 120
THB 26,463,000 USD 788,763 Citibank NA 06/15/22 7,943
USD 1,103,612 AUD 1,465,000 BNP Paribas SA 06/15/22 5,966
USD 142,670 CHF 131,000 Morgan Stanley & Co. International plc 06/15/22 454
USD 208,162 EUR 187,000 JPMorgan Chase Bank NA 06/15/22 707
USD 2,343,336 EUR 2,105,000 Morgan Stanley & Co. International plc 06/15/22 8,084
USD 1,106,253 GBP 835,000 JPMorgan Chase Bank NA 06/15/22 9,671
USD 2,511,988 GBP 1,882,000 Morgan Stanley & Co. International plc 06/15/22 40,410
USD 5,793,215 JPY 668,228,531 Goldman Sachs International 06/15/22 293,517
USD 1,471,373 KRW 1,771,774,000 BNP Paribas SA 06/15/22 13,917
USD 843,257 KRW 1,021,353,000 Citibank NA 06/15/22 3,095
USD 1,105,479 THB 35,917,000 Bank of America NA 06/15/22 24,146
880,857
AUD 1,695,000 USD 1,272,317 JPMorgan Chase Bank NA 06/15/22 (2,344)
CHF 650,000 USD 707,896 Morgan Stanley & Co. International plc 06/15/22 (2,242)
EUR 13,096,089 USD 14,591,812 HSBC Bank plc 06/15/22 (63,228)
EUR 499,000 USD 555,978 JPMorgan Chase Bank NA 06/15/22 (2,396)
GBP 1,111,000 USD 1,466,376 JPMorgan Chase Bank NA 06/15/22 (7,331)
INR 395,000 USD 5,158 Bank of America NA 06/15/22 (6)
JPY 582,970,000 USD 5,068,401 Goldman Sachs International 06/15/22 (270,403)
JPY 34,986,000 USD 303,322 HSBC Bank plc 06/15/22 (15,378)
JPY 48,216,000 USD 417,031 JPMorgan Chase Bank NA 06/15/22 (20,201)
SEK 10,086,000 USD 1,076,897 JPMorgan Chase Bank NA 06/15/22 (2,179)
SGD 1,004,000 USD 742,095 HSBC Bank plc 06/15/22 (1,336)
USD 5,232,075 AUD 7,176,384 Credit Agricole Corporate & Investment Bank SA 06/15/22 (144,805)
USD 1,124,920 AUD 1,543,000 JPMorgan Chase Bank NA 06/15/22 (31,167)
USD 113,036 BRL 597,000 Bank of America NA 06/15/22 (9,733)
USD 4,732,609 CAD 5,993,432 Bank of America NA 06/15/22 (60,677)
USD 1,948,970 CAD 2,468,000 Toronto Dominion Bank 06/15/22 (24,829)
USD 473,931 EUR 430,000 Bank of America NA 06/15/22 (3,104)
USD 1,814,961 EUR 1,650,000 Canadian Imperial Bank of Commerce 06/15/22 (15,523)
USD 14,273,854 EUR 13,096,000 Goldman Sachs International 06/15/22 (254,631)
USD 1,870,529 MXN 40,839,000 BNP Paribas SA 06/15/22 (155,732)
USD 1,540,958 MXN 32,427,000 Goldman Sachs International 06/15/22 (67,935)
USD 18,905 NOK 168,000 HSBC Bank plc 06/15/22 (168)
USD 870,161 PLN 3,755,000 BNP Paribas SA 06/15/22 (17,001)
USD 1,489,403 SEK 14,414,000 HSBC Bank plc 06/15/22 (46,487)
USD 806,870 SGD 1,094,000 HSBC Bank plc 06/15/22 (290)
USD 823,074 SGD 1,117,000 Morgan Stanley & Co. International plc 06/15/22 (1,057)
USD 850,617 ZAR 13,208,000 JPMorgan Chase Bank NA 06/15/22 (44,790)
ZAR 10,674,000 USD 726,357 UBS AG 06/15/22 (2,737)
(1,267,710)
$ (386,853)
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
8.18% Monthly 4 week TIIE Monthly 09/21/22
(a)
09/15/27 MXN 734,000 $ 294,432 $ — $ 294,432
8.67% Monthly 4 week TIIE Monthly 09/21/22
(a)
09/15/27 MXN 97,000 (56,721) — (56,721)
6 month
EURIBOR Semi-Annual
0.55%
Annual 09/21/22
(a)
09/21/27 EUR 64,000 (2,038,669) 35,312 (2,073,981)
2.07% Annual 1 day SOFR Annual 09/21/22
(a)
09/21/27 USD 14,000 177,430 — 177,430
2.50% Annual 1 day SOFR Annual 09/21/22
(a)
09/21/27 USD 2,000 (15,357) — (15,357)
1.68% Annual 1 day SOFR Annual 09/21/22
(a)
09/21/27 USD 9,000 279,505 16,281 263,224

BlackRock Managed Volatility V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2022
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1.69% Annual 1 day SOFR Annual 09/21/22
(a)
09/21/27 USD 119,000 $ 3,653,825 $ (26,484) $ 3,680,309
1.85% Annual 1 day SOFR Annual 09/21/22
(a)
09/21/27 USD 9,000 207,124 — 207,124
1.59% Annual 1 day SOFR Annual 09/21/22
(a)
09/21/27 USD 1,000 35,394 263 35,131
1.57% Annual 1 day SONIA Annual 09/21/22
(a)
09/21/27 GBP 87,000 1,851,476 (22,037) 1,873,513
3 month STIBOR Quarterly 1.21% Annual 09/21/22
(a)
09/21/27 SEK 380,000 (1,517,237) (3,508) (1,513,729)
3 month STIBOR Quarterly 1.49% Annual 09/21/22
(a)
09/21/27 SEK 14,000 (35,774) 149 (35,923)
3 month STIBOR Quarterly 1.64% Annual 09/21/22
(a)
09/21/27 SEK 133,000 (241,096) (11,053) (230,043)
1 day SORA Semi-Annual 1.69% Semi-Annual 09/21/22
(a)
09/21/27 – — — —
1 day SORA Semi-Annual 1.76% Semi-Annual 09/21/22
(a)
09/21/27 SGD 1,400 (24,757) — (24,757)
3 month BA Semi-Annual 2.08% Semi-Annual 09/21/22
(a)
09/21/27 CAD 143,000 (4,498,919) (502,160) (3,996,759)
3 month BA Semi-Annual 2.10% Semi-Annual 09/21/22
(a)
09/21/27 CAD 2,000 (61,441) — (61,441)
3 month BA Semi-Annual 2.37% Semi-Annual 09/21/22
(a)
09/21/27 CAD 9,000 (185,832) — (185,832)
6 month
Australian BBR Semi-Annual
2.41%
Semi-Annual 09/21/22
(a)
09/21/27 AUD 6,000 (167,927) — (167,927)
6 month
Australian BBR Semi-Annual
2.43%
Semi-Annual 09/21/22
(a)
09/21/27 AUD 26,250 (715,158) — (715,158)
3 month HIBOR Quarterly 2.48% Quarterly 09/21/22
(a)
09/21/27 HKD 19,000 (1,627) — (1,627)
6 month
Australian BBR Semi-Annual
2.53%
Semi-Annual 09/21/22
(a)
09/21/27 AUD 25,990 (617,046) — (617,046)
3 month HIBOR Quarterly 2.54% Quarterly 09/21/22
(a)
09/21/27 HKD 30,000 8,890 — 8,890
3 month BA Semi-Annual 2.54% Semi-Annual 09/21/22
(a)
09/21/27 CAD 12,000 (173,122) 14,500 (187,622)
6 month
Australian BBR Semi-Annual
2.57%
Semi-Annual 09/21/22
(a)
09/21/27 AUD 26,380 (590,944) — (590,944)
6 month
Australian BBR Semi-Annual
2.61%
Semi-Annual 09/21/22
(a)
09/21/27 AUD 26,380 (554,443) — (554,443)
3 month BA Semi-Annual 2.61% Semi-Annual 09/21/22
(a)
09/21/27 CAD 10,000 (118,347) — (118,347)
3 month HIBOR Quarterly 2.76% Quarterly 09/21/22
(a)
09/21/27 HKD 14,000 21,961 — 21,961
6 month
Australian BBR Semi-Annual
2.79%
Semi-Annual 09/21/22
(a)
09/21/27 AUD 7,000 (104,384) — (104,384)
6 month
Australian BBR Semi-Annual
2.82%
Semi-Annual 09/21/22
(a)
09/21/27 AUD 7,000 (96,878) — (96,878)
5.01% Annual 6 month WIBOR Semi-Annual 09/21/22
(a)
09/21/27 PLN 39,000 44,531 — 44,531
4.35% Annual 6 month WIBOR Semi-Annual 09/21/22
(a)
09/21/27 PLN 27,000 210,291 — 210,291
4.04% Annual 6 month WIBOR Semi-Annual 09/21/22
(a)
09/21/27 PLN 9,000 98,195 — 98,195
4.88% Annual 6 month WIBOR Semi-Annual 09/21/22
(a)
09/21/27 PLN 24,000 58,825 — 58,825
4.34% Annual 6 month WIBOR Semi-Annual 09/21/22
(a)
09/21/27 PLN 17,000 134,974 — 134,974
4.74% Annual 6 month WIBOR Semi-Annual 09/21/22
(a)
09/21/27 PLN 170,000 656,361 — 656,361
5.52% Annual 6 month WIBOR Semi-Annual 09/21/22
(a)
09/21/27 PLN 28,000 (110,994) — (110,994)
3 month JIBAR Quarterly 7.50% Quarterly 09/21/22
(a)
09/21/27 ZAR 37,000 12,601 — 12,601
3 month JIBAR Quarterly 7.53% Quarterly 09/21/22
(a)
09/21/27 ZAR 225,000 92,439 — 92,439
3 month JIBAR Quarterly 7.56% Quarterly 09/21/22
(a)
09/21/27 ZAR 28,000 14,258 — 14,258
3 month JIBAR Quarterly 7.63% Quarterly 09/21/22
(a)
09/21/27 ZAR 38,000 26,292 — 26,292
$ (4,047,869) $ (498,737) $ (3,549,132)
(a)
Forward swap.
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Effective
Date
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
12.58% At Termination
1 day
BZDIOVER At Termination Bank of America NA N/A 01/02/25 BRL 11,000 $ (101,353) $ — $ (101,353)
11.40% At Termination
1 day
BZDIOVER At Termination BNP Paribas SA N/A 01/02/25 BRL 33,000 (5,938) — (5,938)

BlackRock Managed Volatility V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2022
OTC Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Effective
Date
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
6 month
THBFIX Semi-Annual
1.96%
Semi-Annual Bank of America NA 06/15/22
(a)
06/15/27 THB 83,500 $ 21,232 $ — $ 21,232
6 month
THBFIX Semi-Annual
2.14%
Semi-Annual BNP Paribas SA 06/15/22
(a)
06/15/27 THB 83,490 43,451 — 43,451
6 month
THBFIX Semi-Annual
1.72%
Semi-Annual Citibank NA 06/15/22
(a)
06/15/27 THB 118,767 (11,949) — (11,949)
6 month
THBFIX Semi-Annual
2.15%
Semi-Annual Citibank NA 06/15/22
(a)
06/15/27 THB 86,020 46,040 — 46,040
6 month
THBFIX Semi-Annual
1.84%
Semi-Annual
Goldman Sachs
International 06/15/22
(a)
06/15/27 THB 116,500 8,089 — 8,089
6 month
THBFIX Semi-Annual
1.68%
Semi-Annual HSBC Bank plc 06/15/22
(a)
06/15/27 THB 75,933 (12,692) — (12,692)
6 month
THBFIX Semi-Annual
1.75%
Semi-Annual Nomura International plc 06/15/22
(a)
06/15/27 THB 135,300 (7,611) — (7,611)
6 month
THBFIX Semi-Annual
1.82%
Semi-Annual Nomura International plc 06/15/22
(a)
06/15/27 THB 116,500 5,505 — 5,505
6 month
THBFIX Semi-Annual
1.95%
Semi-Annual Nomura International plc 06/15/22
(a)
06/15/27 THB 83,500 19,997 — 19,997
6 month
THBFIX Semi-Annual
2.11%
Semi-Annual Nomura International plc 06/15/22
(a)
06/15/27 THB 83,490 39,747 — 39,747
1 week Quarterly 2.54% Quarterly Bank of America NA 09/21/22
(a)
09/21/27 CNY 139,600 47,377 — 47,377
2.45% Quarterly
3 month CD
KSDA Quarterly Bank of America NA 09/21/22
(a)
09/21/27 KRW 14,892,267 211,474 — 211,474
3 month
TWCPBA Quarterly
0.97%
Quarterly Bank of America NA 09/21/22
(a)
09/21/27 TWD 286,360 (239,713) — (239,713)
3 month
TWCPBA Quarterly
1.02%
Quarterly Bank of America NA 09/21/22
(a)
09/21/27 TWD 85,500 (63,719) — (63,719)
3 month
TWCPBA Quarterly
1.13%
Quarterly Bank of America NA 09/21/22
(a)
09/21/27 TWD 73,000 (40,488) — (40,488)
1 week Quarterly 2.50% Quarterly BNP Paribas SA 09/21/22
(a)
09/21/27 CNY 56,712 1,694 — 1,694
1 week Quarterly 2.52% Quarterly BNP Paribas SA 09/21/22
(a)
09/21/27 CNY 29,388 5,632 — 5,632
1 week Quarterly 2.54% Quarterly BNP Paribas SA 09/21/22
(a)
09/21/27 CNY 20,500 7,390 — 7,390
1 week Quarterly 2.55% Quarterly BNP Paribas SA 09/21/22
(a)
09/21/27 CNY 20,500 7,822 — 7,822
1 week Quarterly 2.56% Quarterly BNP Paribas SA 09/21/22
(a)
09/21/27 CNY 34,000 15,605 — 15,605
2.46% Quarterly
3 month CD
KSDA Quarterly
Goldman Sachs
International 09/21/22
(a)
09/21/27 KRW 4,115,000 56,589 — 56,589
3 month
TWCPBA Quarterly
1.02%
Quarterly HSBC Bank plc 09/21/22
(a)
09/21/27 TWD 85,500 (63,349) — (63,349)
3 month
TWCPBA Quarterly
1.15%
Quarterly HSBC Bank plc 09/21/22
(a)
09/21/27 TWD 73,000 (37,958) — (37,958)
2.45% Quarterly
3 month CD
KSDA Quarterly
JPMorgan Chase Bank
NA 09/21/22
(a)
09/21/27 KRW 25,443,981 361,311 — 361,311
1 day MIBOR Semi-Annual
6.43%
Semi-Annual
Morgan Stanley & Co.
International plc 09/21/22
(a)
09/21/27 INR 155,000 14,861 — 14,861
2.45% Quarterly
3 month CD
KSDA Quarterly
Morgan Stanley & Co.
International plc 09/21/22
(a)
09/21/27 KRW 629,000 8,956 — 8,956
1 day MIBOR Semi-Annual 6.24% Semi-Annual Nomura International plc 09/21/22
(a)
09/21/27 INR 1,226,000 (10,218) — (10,218)
1 week Quarterly 2.54% Quarterly Nomura International plc 09/21/22
(a)
09/21/27 CNY 116,300 41,924 — 41,924
$ 369,708 $ — $ 369,708
(a)
Forward swap.

BlackRock Managed Volatility V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2022
OTC Total Return Swap s
Reference Entity
Fixed Amount Paid
/ (Received) by the
Fund
(a)
Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
BOVESPA Index Futures April
2022 ................ BRL (6,344,304) Merrill Lynch International & Co. 04/13/22 BRL 6,344 $ (135,898) $ — $ (135,898)
BOVESPA Index Futures April
2022 ................ BRL (25,145,026) Merrill Lynch International & Co. 04/13/22 BRL 25,145 (237,908) — (237,908)
TAIEX Index Futures April 2022 TWD 68,877,082 Merrill Lynch International & Co. 04/20/22 TWD 68,877 57,900 — 57,900
TAIEX Index Futures April 2022 TWD 45,573,575 Merrill Lynch International & Co. 04/20/22 TWD 45,574 9,592 — 9,592
MSCI Mexico Net Return Index USD (388,331) Citibank NA 05/04/22 USD 388 (61,215) — (61,215)
KOSPI 200 Index Futures June
2022 ................ KRW (12,684,225,600) Merrill Lynch International & Co. 06/09/22 KRW 12,684,226 (396,827) — (396,827)
KOSPI 200 Index Futures June
2022 ................ KRW (1,451,481,200) Merrill Lynch International & Co. 06/09/22 KRW 1,451,481 (9,339) — (9,339)
MSCI Chile Net Return Index .. USD (908,397) BNP Paribas SA 06/10/22 USD 908 (10,993) — (10,993)
MSCI Chile Net Return Index .. USD (479,063) Citibank NA 06/10/22 USD 479 (47,804) — (47,804)
MSCI Chile Net Return Index .. USD (409,216) Citibank NA 06/10/22 USD 409 (32,493) — (32,493)
Swiss Market Index Futures June
2022 ................ CHF (227,612) HSBC Bank plc 06/17/22 CHF 228 (14,142) — (14,142)
Swiss Market Index Futures June
2022 ................ CHF (1,085,235) HSBC Bank plc 06/17/22 CHF 1,085 2,353 — 2,353
$ (876,774) $ — $ (876,774)
(a)
At termination, the fixed amount paid (received) will be exchanged for the total return of the reference entity.
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0.04%
1 day MIBOR ........................................ Mumbai Interbank Offered Rate 3.90
1 day SOFR ......................................... Secured Overnight Financing Rate 0.16
1 day SONIA ......................................... Sterling Overnight Index Average 0.05
1 day SORA ......................................... Singapore Overnight Rate Average 0.61
1 week CNREPOFI .................................... China Fixing Repo Rates 2.53
28 day MXIBTIIE ...................................... Mexico Interbank TIIE 28-Day 6.72
3 month BA .......................................... Canadian Bankers Acceptances 1.26
3 month CD KSDA ..................................... KRW CD 1.51
3 month HIBOR ....................................... Hong Kong Interbank Offered Rate 0.55
3 month JIBAR ....................................... Johannesburg Interbank Average Rate 4.37
3 month STIBOR ...................................... Stockholm Interbank Offered Rate (0.10)
3 month TWCPBA ..................................... Taiwan Secondary Markets Bills Rate 0.73
6 month Australian BBR ................................. Australian Bank Bill Rate 0.71
6 month EURIBOR ..................................... Euro Interbank Offered Rate (0.37)
6 month THBFIX ...................................... Thai Baht Interest Rate Fixing 0.44
6 month WIBOR ...................................... Warsaw Interbank Offered Rate 4.95

BlackRock Managed Volatility V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2022
Glossary of Terms Used in this Report
Currency Abbreviation
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNY Chinese Yuan
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
PLN Polish Zloty
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
TWD Taiwan New Dollar
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviation
ADR American Depositary Receipts
BA Canadian Bankers Acceptances
BBR Australian Bank Bill Rate
BZDIOVER Overnight Brazil CETIP — Interbank Rate
EURIBOR Euro Interbank Offered Rate
HIBOR Hong Kong Interbank Offered Rate
JIBAR Johannesburg Interbank Average Rate
MIBOR Mumbai Interbank Offered Rate
MSCI Morgan Stanley Capital International
OTC Over-the-counter
REIT Real Estate Investment Trust
S&P Standard & Poor's
SOFR Secured Overnight Financing Rate
SORA Singapore Overnight Rate Average
STIBOR Stockholm Interbank Offered Rate
THBFIX Thai Baht Interest Rate Fixing
TWCPBA Taiwan Secondary Markets Bills Rate
WIBOR Warsaw Interbank Offered Rate

BlackRock Managed Volatility V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2022
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense .................................... $ 160,721 $ 34,923 $ — $ 195,644
Air Freight & Logistics .................................... — 116,893 — 116,893
Airlines .............................................. 99,069 — — 99,069
Auto Components ...................................... 283,353 86,692 — 370,045
Automobiles .......................................... 3,851,946 1,325,875 — 5,177,821
Banks ............................................... 2,510,374 3,057,224 — 5,567,598
Beverages ........................................... 1,064,670 926,602 — 1,991,272
Biotechnology ......................................... 3,603,894 316,278 — 3,920,172
Building Products ....................................... 349,685 552,087 — 901,772
Capital Markets ........................................ 1,895,998 1,031,087 — 2,927,085
Chemicals ............................................ 1,878,587 697,981 — 2,576,568
Commercial Services & Supplies ............................. 79,250 128,952 — 208,202
Construction & Engineering ................................ 54,487 555,386 — 609,873
Construction Materials .................................... — 62,088 — 62,088
Consumer Finance ...................................... 384,862 — — 384,862
Containers & Packaging .................................. — 21,853 — 21,853
Diversified Financial Services ............................... 2,076,875 446,319 — 2,523,194
Diversified Telecommunication Services ........................ 1,429,928 286,574 — 1,716,502
Electric Utilities ........................................ 3,026,521 1,577,616 — 4,604,137
Electrical Equipment ..................................... 150,086 662,090 — 812,176
Electronic Equipment, Instruments & Components ................. 814,737 452,715 — 1,267,452
Energy Equipment & Services .............................. 554,098 21,856 — 575,954
Entertainment ......................................... 2,843,384 281,967 — 3,125,351
Equity Real Estate Investment Trusts (REITs) .................... 3,253,399 661,805 — 3,915,204
Food Products ......................................... 64,873 969,845 — 1,034,718
Gas Utilities ........................................... 46,004 548,403 — 594,407

BlackRock Managed Volatility V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2022
Level 1 Level 2 Level 3 Total
Health Care Equipment & Supplies ........................... $ 2,768,856 $ 458,316 $ — $ 3,227,172
Health Care Providers & Services ............................ 2,542,140 94,480 — 2,636,620
Health Care Technology .................................. 41,728 25,281 — 67,009
Hotels, Restaurants & Leisure .............................. 801,243 364,947 — 1,166,190
Household Durables ..................................... 1,869,659 309,994 — 2,179,653
Household Products ..................................... 505,768 146,698 — 652,466
Independent Power and Renewable Electricity Producers ............ — 212,442 — 212,442
Industrial Conglomerates .................................. 97,368 671,234 — 768,602
Insurance ............................................ 3,639,714 2,222,510 — 5,862,224
Interactive Media & Services ............................... 6,271,437 59,879 — 6,331,316
Internet & Direct Marketing Retail ............................ 3,175,191 52,364 — 3,227,555
IT Services ........................................... 4,393,035 457,381 — 4,850,416
Leisure Products ....................................... — 38,067 — 38,067
Life Sciences Tools & Services .............................. 2,796,165 212,506 — 3,008,671
Machinery ............................................ 2,905,454 891,837 — 3,797,291
Marine .............................................. — 68,111 — 68,111
Media ............................................... 2,997,000 184,920 — 3,181,920
Metals & Mining ........................................ 202,339 1,447,123 — 1,649,462
Multi-Utilities .......................................... 1,490,850 758,076 — 2,248,926
Oil, Gas & Consumable Fuels ............................... 4,209,580 1,555,762 — 5,765,342
Personal Products ...................................... — 580,120 — 580,120
Pharmaceuticals ....................................... 7,878,244 3,195,783 — 11,074,027
Professional Services .................................... 107,365 664,890 — 772,255
Real Estate Management & Development ....................... 98,018 747,233 — 845,251
Road & Rail ........................................... 1,212,207 43,082 — 1,255,289
Semiconductors & Semiconductor Equipment .................... 6,343,148 1,288,926 — 7,632,074
Software ............................................. 11,864,964 664,757 — 12,529,721
Specialty Retail ........................................ 125,719 — — 125,719
Technology Hardware, Storage & Peripherals .................... 8,898,455 194,178 — 9,092,633
Textiles, Apparel & Luxury Goods ............................ 307,571 792,894 — 1,100,465
Trading Companies & Distributors ............................ 518,667 581,861 — 1,100,528
Transportation Infrastructure ............................... — 44,296 — 44,296
Water Utilities ......................................... 651,235 372,637 — 1,023,872
Wireless Telecommunication Services ......................... 528,674 368,283 — 896,957
Corporate Bonds ........................................ — 30,931 — 30,931
Other Interests .......................................... — — — —
Preferred Stocks ......................................... — 252,055 — 252,055
Rights ................................................ — 1,113 — 1,113
Warrants .............................................. 13,810 — — 13,810
Short-Term Securities ....................................... 4,183,589 — — 4,183,589
$ 113,915,994 $ 34,878,078 $ — $ 148,794,072
Investments Valued at NAV
(a)
..................................... 1,776,169
$ —
$ 150,570,241
$ —
Derivative Financial Instruments
(b)
Assets
Equity contracts ........................................... $ 210,948 $ 4,366,293 $ — $ 4,577,241
Foreign currency exchange contracts ............................ — 880,857 — 880,857
Interest rate contracts ....................................... 3,115,665 8,875,477 — 11,991,142
Liabilities
Equity contracts ........................................... (9,739,019) (2,253,212) — (11,992,231)
Foreign currency exchange contracts ............................ — (1,267,710) — (1,267,710)
Interest rate contracts ....................................... (3,834,535) (12,054,901) — (15,889,436)
$ (10,246,941) $ (1,453,196) $ — $ (11,700,137)
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.